Shareholders’ equity (deficiency) and redeemable convertible preferred shares	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Shareholders’ equity (deficiency) and redeemable convertible preferred shares
Note 12. Shareholders’ equity (deficiency) and redeemable convertible preferred shares

a.Stock Split
On August 30, 2021, the Company’s board of directors approved a 1:1.0422 reverse stock split. As a result, all ordinary shares, Preferred Shares, options for ordinary shares, restricted share unites,exercise price and net income (loss) per share amounts were adjusted retroactively for all periods presented in these condensed consolidated financial statements as if the stock split and change in par value had been in effect as of the date of these condensed consolidated interim financial statements.

b.Ordinary Shares
As of December 31, 2021 and 2020, the Company was authorized to issue 3,454,112,863 shares of par value NIS 0.00001 per share ordinary share. The voting, dividend and liquidation rights of the holders of the Company’s common stock is subject to and qualified by the rights, powers and preferences of the holders of the preferred stock as set forth below.
Common stock confers upon its holders the following rights:

i.The right to participate and vote in the Company’s general meetings. Each share will entitle its holder, when attending and participating in the voting to one vote;
ii.Dividends or Distribution shall be paid or be made to the holders of Ordinary Shares, shall be in an amount equal the product of the dividend or distribution payable or made on each ordinary share determined as if all preferred shares had been converted into ordinary shares and the number of ordinary shares issuable upon conversion of such preferred share, in each case calculated on the record date for determination of holders entitled to receive such dividend or distribution; and
iii.The right to a share in the distribution of the Company’s excess assets upon liquidation pro rata to the par value of the stock held by them.

c.Redeemable Convertible Preferred shares rights
On June 17, 2019, the Company issued 39,779,261 Convertible Preferred shares for $2.765 per share (the “Original Issue Price”) for the total consideration of $101,205 (net of issuance costs).
On June 17, 2019, IGP Saferworld Limited Partnership (hereinafter: “IGP”), an investment vehicle of IGP Capital, a venture capital firm based in Israel, invested $110 million in the Company, in exchange for the Company’s redeemable convertible preferred shares, representing 24.4% of the Company’s outstanding ordinary and preferred shares (see also Note 3b and Note 12b). Following the IGP investment, the Company paid to its employees compensation in the amount of $4,034 includes in other expenses in the consolidated statements of operations and comprehensive income (loss).
On August 30, 2021, immediately before the consummation of the Merger with TWC, the Company’s Preferred Shares were converted into Ordinary Shares.

d.Acquisition of shares by the Company:
During 2019, the Company acquired 295,000 shares from two of its shareholders, who were employed by the Company at the time of purchase. The shares were acquired in a price representing the fair value and the acquisition was presented as “Treasury stock”. The Treasury shares held by the Company were cancelled prior to the IGP investment as details in paragraph 12c. During 2020, the Company acquired 43,540 shares from one of its shareholders, who were employed by the Company at the time of purchase.

e.Option Plan and RSU’s:
.On June 17, 2019, the Company adopted a restricted share and restricted share units (“RSU”) Plan and a Share Option Plan. Under the RSU Plan, the maximum aggregate number of Shares that may be issued pursuant to awards under this plan shall initially be 5,756,855 authorized but unissued shares, or such other number as the Board may determine from time to time. As for the Share Option Plan, the Company has reserved a total of 20,761,094 Shares for the purposes of the Plan and for the purposes of any other equity incentive plans which may in the future be adopted by the Company.
On August 1, 2021, The Company adopted the 2021 (the “2021 Plan). The 2021 plan provides for the grant of share options (including incentive share options and non-qualified share options), ordinary shares, RSUs and other share-based awards.
The maximum aggregate number of shares that may be issued pursuant to awards under this 2021 Plan is 28,075,309.
Employee Share Purchase Plan:
In August 2021, the Company adopted the 2021 Employee Share Purchase Plan (“ESPP”)
The aggregate number of Shares that may be issued pursuant to rights granted under the Plan shall be 1,871,687 Shares. In addition, on the first day of each calendar year beginning on January 1, 2023 and ending on and including January 1, 2033, the number of Shares available for issuance under the Plan shall be increased by that number of Shares equal to the lesser of (a) 1.0% of the Shares outstanding on the last day of the immediately preceding calendar year, as determined on a fully diluted basis, and (b) such smaller number of Shares as may be determined by the Board. If any right granted under the Plan shall for any reason terminate without having been exercised, the Shares not purchased under such right shall again become available for issuance under the Plan.
The weighted-average fair value of stock-based compensation is based on the single option valuation approach and is estimated on the date of grant using a lattice based option valuation model.
The fair value of options granted during the year ended December 31, 2021, December 31, 2020 and December 31, 2019 were calculated based on the following average assumptions:

Year ended December 31,
	2021	2020	2019
Contractual period in years	10	10	10
Volatility	35.9% - 52.7%	45.1% - 50.2%	43.1% - 45.2%
Risk free interest rate	1.3% - 1.4%	0.1% - 1.0%	2.2% - 2.8%
Dividend yield	—% - 5%	0% - 5%	0% - 5%
Exercise price	$0.00 - $8.270	$2.385 - $5.190	$2.485 - $3.533
Fair value of Ordinary Share	5.41 - $8.270	$1.950 - $5.190	$2.032 - $3.533

Due to the dividend distribution adjustment mechanism, the exercise price is reduced according to the specific option agreement with each employee. The Company used estimated volatility of comparable public companies to estimate the expected volatility used for the lattice model. The risk-free interest rate assumption is based upon the US Treasury yield.

As of December 31, 2021 the aggregate amount of options and RSU outstanding is 27,276,343.
A summary of the Company’s option activity and related information is as follows:

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)
Outstanding at December 31, 2020	30,834,504	$2.724	8.14
Granted	70,678	5.036
Exercised	2,626,573	2.661
Forfeited	2,790,712	2.874
Outstanding at December 31, 2021	25,487,897	$2.837	7.03
Exercisable at December 31, 2021	16,158,817	$2.643	6.45

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)
Outstanding at December 31, 2019	27,377,797	$3.033	8.59
Granted	9,909,539	2.215
Exercised	693,101	2.238
Forfeited	5,759,731	3.485
Outstanding at December 31, 2020	30,834,504	2.724	8.14
Exercisable at December 31, 2020	13,828,828	2.618	5.70

The weighted average fair values at grant date of options granted for the year ended December 31, 2021 and 2020; with an exercise price equal to the value at the date of grant were $5.04 and $0.74 per share, respectively.

The total intrinsic value of options exercised during the years 2021 and 2020 was $8,547 and $2,171 respectively.

The aggregate intrinsic value of the outstanding options at December 31, 2021 and 2020, represents the intrinsic value of 25,440,041 and 29,414,990, respectively, outstanding options that are in-the-money as of such dates. The remaining 70,678 and 143,939 outstanding options are out-of-the-money as of December 31, 2021 and 2020, respectively, and their intrinsic value was considered as zero.
A summary of the Company’s RSUs activity is as follows:

	December 31, 2021	December 31, 2020
Unvested at beginning of year	893,629	1,898,810
Granted	1,393,208	257,638
Vested*	178,254	805,716
Forfeited	65,059	457,103
Unvested, at end of year	2,043,524	893,629

*229,156 RSUs subject to deferral arrangements (“DSUs”) under the 2019 Restricted Share and Restricted Share Units Plan, that were vested as of Dec-31, 2020, and additional 43,356 DSUs that were vested in 2021 are not included in the count of shares, as according to that plan, upon their vesting they remain as a Share Unit and not converted into shares.

The weighted average fair value at grant date of RSUs granted for the year ended December 31, 2020 and 2021 was $1.95 and $8.27 respectively

The total fair value of shares vested during the years 2021 and 2020 was $927 and $4,327, respectively.
As of December 31, 2021, the Company had approximately $20,316 of unrecognized compensation expense related to non-vested stock options and non-vested RSU’s, expected to be recognized over a weighted average period of 3.6 years. The Company did not recognize any tax benefit related to the share-based compensation.

Subsequent to year end, during February, the Company’s board of directors approved additional grant 4,559,059 stock based compensation to its employees.

f.Stock based compensation costs are recorded in the consolidated statements of operations were as follows:

	Year Ended December 31,
	2021	2020	2019
Cost of revenues	$290	$304	$190
Research and development	1,076	1,145	1,212
Sales and marketing	2,332	2,298	2,969
General and administrative	2,782	3,524	8,388
	$6,480	$7,271	$12,759

Shareholders’ equity (deficiency) and redeemable convertible preferred shares
Note 12. Shareholders’ equity (deficiency) and redeemable convertible preferred shares

a.Stock Split
On August 30, 2021, the Company’s board of directors approved a 1:1.0422 reverse stock split. As a result, all ordinary shares, Preferred Shares, options for ordinary shares, restricted share unites,exercise price and net income (loss) per share amounts were adjusted retroactively for all periods presented in these condensed consolidated financial statements as if the stock split and change in par value had been in effect as of the date of these condensed consolidated interim financial statements.

b.Ordinary Shares
As of December 31, 2021 and 2020, the Company was authorized to issue 3,454,112,863 shares of par value NIS 0.00001 per share ordinary share. The voting, dividend and liquidation rights of the holders of the Company’s common stock is subject to and qualified by the rights, powers and preferences of the holders of the preferred stock as set forth below.
Common stock confers upon its holders the following rights:

i.The right to participate and vote in the Company’s general meetings. Each share will entitle its holder, when attending and participating in the voting to one vote;
ii.Dividends or Distribution shall be paid or be made to the holders of Ordinary Shares, shall be in an amount equal the product of the dividend or distribution payable or made on each ordinary share determined as if all preferred shares had been converted into ordinary shares and the number of ordinary shares issuable upon conversion of such preferred share, in each case calculated on the record date for determination of holders entitled to receive such dividend or distribution; and
iii.The right to a share in the distribution of the Company’s excess assets upon liquidation pro rata to the par value of the stock held by them.

c.Redeemable Convertible Preferred shares rights
On June 17, 2019, the Company issued 39,779,261 Convertible Preferred shares for $2.765 per share (the “Original Issue Price”) for the total consideration of $101,205 (net of issuance costs).
On June 17, 2019, IGP Saferworld Limited Partnership (hereinafter: “IGP”), an investment vehicle of IGP Capital, a venture capital firm based in Israel, invested $110 million in the Company, in exchange for the Company’s redeemable convertible preferred shares, representing 24.4% of the Company’s outstanding ordinary and preferred shares (see also Note 3b and Note 12b). Following the IGP investment, the Company paid to its employees compensation in the amount of $4,034 includes in other expenses in the consolidated statements of operations and comprehensive income (loss).
On August 30, 2021, immediately before the consummation of the Merger with TWC, the Company’s Preferred Shares were converted into Ordinary Shares.

d.Acquisition of shares by the Company:
During 2019, the Company acquired 295,000 shares from two of its shareholders, who were employed by the Company at the time of purchase. The shares were acquired in a price representing the fair value and the acquisition was presented as “Treasury stock”. The Treasury shares held by the Company were cancelled prior to the IGP investment as details in paragraph 12c. During 2020, the Company acquired 43,540 shares from one of its shareholders, who were employed by the Company at the time of purchase.

e.Option Plan and RSU’s:
.On June 17, 2019, the Company adopted a restricted share and restricted share units (“RSU”) Plan and a Share Option Plan. Under the RSU Plan, the maximum aggregate number of Shares that may be issued pursuant to awards under this plan shall initially be 5,756,855 authorized but unissued shares, or such other number as the Board may determine from time to time. As for the Share Option Plan, the Company has reserved a total of 20,761,094 Shares for the purposes of the Plan and for the purposes of any other equity incentive plans which may in the future be adopted by the Company.
On August 1, 2021, The Company adopted the 2021 (the “2021 Plan). The 2021 plan provides for the grant of share options (including incentive share options and non-qualified share options), ordinary shares, RSUs and other share-based awards.
The maximum aggregate number of shares that may be issued pursuant to awards under this 2021 Plan is 28,075,309.
Employee Share Purchase Plan:
In August 2021, the Company adopted the 2021 Employee Share Purchase Plan (“ESPP”)
The aggregate number of Shares that may be issued pursuant to rights granted under the Plan shall be 1,871,687 Shares. In addition, on the first day of each calendar year beginning on January 1, 2023 and ending on and including January 1, 2033, the number of Shares available for issuance under the Plan shall be increased by that number of Shares equal to the lesser of (a) 1.0% of the Shares outstanding on the last day of the immediately preceding calendar year, as determined on a fully diluted basis, and (b) such smaller number of Shares as may be determined by the Board. If any right granted under the Plan shall for any reason terminate without having been exercised, the Shares not purchased under such right shall again become available for issuance under the Plan.
The weighted-average fair value of stock-based compensation is based on the single option valuation approach and is estimated on the date of grant using a lattice based option valuation model.
The fair value of options granted during the year ended December 31, 2021, December 31, 2020 and December 31, 2019 were calculated based on the following average assumptions:

Year ended December 31,
	2021	2020	2019
Contractual period in years	10	10	10
Volatility	35.9% - 52.7%	45.1% - 50.2%	43.1% - 45.2%
Risk free interest rate	1.3% - 1.4%	0.1% - 1.0%	2.2% - 2.8%
Dividend yield	—% - 5%	0% - 5%	0% - 5%
Exercise price	$0.00 - $8.270	$2.385 - $5.190	$2.485 - $3.533
Fair value of Ordinary Share	5.41 - $8.270	$1.950 - $5.190	$2.032 - $3.533

Due to the dividend distribution adjustment mechanism, the exercise price is reduced according to the specific option agreement with each employee. The Company used estimated volatility of comparable public companies to estimate the expected volatility used for the lattice model. The risk-free interest rate assumption is based upon the US Treasury yield.

As of December 31, 2021 the aggregate amount of options and RSU outstanding is 27,276,343.
A summary of the Company’s option activity and related information is as follows:

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)
Outstanding at December 31, 2020	30,834,504	$2.724	8.14
Granted	70,678	5.036
Exercised	2,626,573	2.661
Forfeited	2,790,712	2.874
Outstanding at December 31, 2021	25,487,897	$2.837	7.03
Exercisable at December 31, 2021	16,158,817	$2.643	6.45

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)
Outstanding at December 31, 2019	27,377,797	$3.033	8.59
Granted	9,909,539	2.215
Exercised	693,101	2.238
Forfeited	5,759,731	3.485
Outstanding at December 31, 2020	30,834,504	2.724	8.14
Exercisable at December 31, 2020	13,828,828	2.618	5.70

The weighted average fair values at grant date of options granted for the year ended December 31, 2021 and 2020; with an exercise price equal to the value at the date of grant were $5.04 and $0.74 per share, respectively.

The total intrinsic value of options exercised during the years 2021 and 2020 was $8,547 and $2,171 respectively.

The aggregate intrinsic value of the outstanding options at December 31, 2021 and 2020, represents the intrinsic value of 25,440,041 and 29,414,990, respectively, outstanding options that are in-the-money as of such dates. The remaining 70,678 and 143,939 outstanding options are out-of-the-money as of December 31, 2021 and 2020, respectively, and their intrinsic value was considered as zero.
A summary of the Company’s RSUs activity is as follows:

	December 31, 2021	December 31, 2020
Unvested at beginning of year	893,629	1,898,810
Granted	1,393,208	257,638
Vested*	178,254	805,716
Forfeited	65,059	457,103
Unvested, at end of year	2,043,524	893,629

*229,156 RSUs subject to deferral arrangements (“DSUs”) under the 2019 Restricted Share and Restricted Share Units Plan, that were vested as of Dec-31, 2020, and additional 43,356 DSUs that were vested in 2021 are not included in the count of shares, as according to that plan, upon their vesting they remain as a Share Unit and not converted into shares.

The weighted average fair value at grant date of RSUs granted for the year ended December 31, 2020 and 2021 was $1.95 and $8.27 respectively

The total fair value of shares vested during the years 2021 and 2020 was $927 and $4,327, respectively.
As of December 31, 2021, the Company had approximately $20,316 of unrecognized compensation expense related to non-vested stock options and non-vested RSU’s, expected to be recognized over a weighted average period of 3.6 years. The Company did not recognize any tax benefit related to the share-based compensation.

Subsequent to year end, during February, the Company’s board of directors approved additional grant 4,559,059 stock based compensation to its employees.

f.Stock based compensation costs are recorded in the consolidated statements of operations were as follows:

	Year Ended December 31,
	2021	2020	2019
Cost of revenues	$290	$304	$190
Research and development	1,076	1,145	1,212
Sales and marketing	2,332	2,298	2,969
General and administrative	2,782	3,524	8,388
	$6,480	$7,271	$12,759